Related Party Balances and Transactions (Details Textual) - USD ($)		1 Months Ended				12 Months Ended
	Aug. 13, 2019	Jan. 29, 2020	Jul. 31, 2019	Apr. 30, 2018	Nov. 11, 2017	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2020	Mar. 29, 2019	Apr. 03, 2018
Related Party Balances and Transactions (Textual)
Description of rental fee						For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK$130,000 (approximately USD16,667) per calendar month.
Ownership of Aeneas Limited and its subsidiary					100.00%
Cash proceeds					$ 1
Gain on disposal of entity under common control					67,874
Net liabilities of aeneas Limited and subsidiary					$ 67,874
Shares issued									112
Related party transaction, description			Smart Pharmaceutical Limited Partnership, a wholly owned subsidiary of the Group, transferred 100,000,000 SMPT token to Aenco Solutions Limited, a related party, in exchange of the services related to token creation and offering and consulting services for five years for an amount of $300,000.
AENEAS CAPITAL LIMITED [Member]
Related Party Balances and Transactions (Textual)
Administrative fees							$ 64,103
Description of obligation				The Group, AENEAS CAPITAL LIMITED, Aeneas Management Limited and Aeneas Group Limited entered into a net settlement agreement to offset the amounts due from related parties against the amounts due to related parties. Thereby, the Group is released from obligation for a total amount of $164,973, netting off receivables of total amount of $197,878 and collected remaining balance of $32,905.
AENEAS CAPITAL LIMITED [Member] | HKD [Member]
Related Party Balances and Transactions (Textual)
Administrative fees							$ 500,000
Aenco Limited [Member]
Related Party Balances and Transactions (Textual)
Services fees						$ 69,231
Expiry date						Dec. 31, 2020
Aenco Limited [Member] | Subsequent Event [Member]
Related Party Balances and Transactions (Textual)
Services fees		$ 89,744
Expiry date		Dec. 31, 2020
Aenco Limited [Member] | HKD [Member]
Related Party Balances and Transactions (Textual)
Services fees						$ 540,000
Aenco Limited [Member] | HKD [Member] | Subsequent Event [Member]
Related Party Balances and Transactions (Textual)
Services fees		$ 700,000
Aeneas Management Limited [Member]
Related Party Balances and Transactions (Textual)
Services fees						$ 57,949
Expiry date						Dec. 31, 2020
Aeneas Management Limited [Member] | HKD [Member]
Related Party Balances and Transactions (Textual)
Services fees						$ 452,000
Jurchen Investment Corporation [Member]
Related Party Balances and Transactions (Textual)
Rental deposit						$ 50,000
Aptorum Medical Limited [Member]
Related Party Balances and Transactions (Textual)
Shares issued									112
Aptorum Medical Limited [Member] | Maximum [Member]
Related Party Balances and Transactions (Textual)
Ownership of Aeneas Limited and its subsidiary									95.00%	100.00%
Aptorum Medical Limited [Member] | Minimum [Member]
Related Party Balances and Transactions (Textual)
Ownership of Aeneas Limited and its subsidiary									94.00%	95.00%
Aptorum Medical Limited [Member] | Subsequent Event [Member]
Related Party Balances and Transactions (Textual)
Shares issued								115
Aptorum Medical Limited [Member] | Subsequent Event [Member] | Maximum [Member]
Related Party Balances and Transactions (Textual)
Ownership of Aeneas Limited and its subsidiary								94.00%
Aptorum Medical Limited [Member] | Subsequent Event [Member] | Minimum [Member]
Related Party Balances and Transactions (Textual)
Ownership of Aeneas Limited and its subsidiary								93.00%
Aeneas Group Limited [Member]
Related Party Balances and Transactions (Textual)
Line of credit facility, description	The ultimate parent of the Group, allowing the Group to access up to a total $15.0 million in line of credit debt financing. The line of credit will mature on August 12, 2022 and the interest on the outstanding principal indebtedness will be at the rate of 8% per annum.